Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other operating income

	2025		2024		2023
Gain on sale and leaseback (Note 12)	US$	29,296	US$	32,175	US$	8,275
Gain on sale of rotable spare parts, furniture and equipment and others		6,817		1,458		3,540
Other income		186,143		172,811		42,895
	US$	222,256	US$	206,444	US$	54,710

Schedule of other operating expenses

	2025		2024		2023
Administrative and operational support expenses	US$	43,106	US$	72,516	US$	110,556
Technology and communications		39,965		33,956		29,651
Other operating expenses		18,109		18,983		17,996
Passenger services		8,355		7,260		5,930
Insurance		7,366		6,533		5,731
	US$	116,901	US$	139,248	US$	169,864